JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
JUDICIAL DEPOSITS

11.     JUDICIAL DEPOSITS

In some situations the Company makes, as ordered by courts or even at its own discretion to provide guarantees, judicial deposits to ensure the continuity of ongoing lawsuits. These judicial deposits can be required for lawsuits with a likelihood of loss, as assessed by the Company based on the opinion of its legal counselors, as probable, possible, or remote.

As set forth by relevant legislation, judicial deposits are adjusted for inflation.

	2017	2016
Civil	6,948,344	6,949,458
Tax	2,660,132	2,664,038
Labor	1,637,668	1,641,591

Subtotal	11,246,144	11,255,087

Provision for losses (i)	(1,933,034)	(1,889,563)

Total	9,313,110	9,365,524

Current	1,023,348	977,550
Non-current	8,289,762	8,387,974

(i)

As mentioned in Note 2, during 2017 the Company performed a reconciliation of the judicial deposits and as a result of that reconciliation the Company recognized a write off in prior years and also recorded this provision for estimated losses for the judicial deposits that was estimated based on external information available (bank statements received from the depositaries and/or information obtained on the State Judicial Court’s website) and internal information available (internal systems).